SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes		$ 4,050
Forward Purchase Agreement
Total		4,050
Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes	$ 3,066
Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes	1,910
Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes		4,050
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Forward Purchase Agreement
Total
Fair Value, Inputs, Level 1 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 1 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 1 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Forward Purchase Agreement
Total
Fair Value, Inputs, Level 2 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 2 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes	1,910
Fair Value, Inputs, Level 2 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes		4,050
Forward Purchase Agreement
Total		4,050
Fair Value, Inputs, Level 3 [Member] | Third Tranche Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes	3,066
Fair Value, Inputs, Level 3 [Member] | Investment in M2 [iMember]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes
Fair Value, Inputs, Level 3 [Member] | Two Thousand Twenty Four Note [Member]
Platform Operator, Crypto Asset [Line Items]
2024 Convertible Notes		$ 4,050